Financial instruments and related disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of External Credit Exposure

2022	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m

Bank balances and deposits	–	–	1,215	49	60	1,324

US Treasury and Treasury repo only money market funds	146	–	–	–	–	146

Liquidity funds	2,253	–	–	–	–	2,253

Government securities	–	67	–	–	–	67

Third party financial derivatives	–	–	188	–	–	188

Total	2,399	67	1,403	49	60	3,978

2021	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m

Bank balances and deposits	–	7	2,687	77	54	2,825

US Treasury and Treasury repo only money market funds	54	–	–	–	–	54

Liquidity funds	1,395	–	–	–	–	1,395

Government securities	–	60	–	1	–	61

Third party financial derivatives	–	–	200	–	–	200

Total	1,449	67	2,887	78	54	4,535

Summary of Financial Assets and Liabilities

			2022		2021
	Notes	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m

Financial assets measured at amortised cost:

Other non-current assets	b	21	21	21	21

Trade and other receivables	b	3,789	3,789	4,830	4,830

Liquid investments		67	67	61	61

Cash and cash equivalents		1,324	1,324	2,825	2,825

Financial assets measured at fair value through other comprehensive income (FVTOCI):

Other investments designated at FVTOCI	a	1,153	1,153	1,927	1,927

Trade and other receivables	a,b	2,327	2,327	1,943	1,943

Financial assets mandatorily measured at fair value through profit or loss (FVTPL):

Current equity investments and Other investments	a	4,401	4,401	199	199

Other non-current assets	a,b	13	13	23	23

Trade and other receivables	a,b	50	50	59	59

Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	165	165	83	83

Cash and cash equivalents	a	2,399	2,399	1,449	1,449

Derivatives designated and effective as hedging instruments (fair value movements through Other comprehensive income)	a,d,e	25	25	123	123

Total financial assets		15,734	15,734	13,543	13,543

Financial liabilities measured at amortised cost:

Borrowings excluding obligations under lease liabilities:

– bonds in a designated hedging relationship	d	(6,322)	(6,035)	(4,982)	(5,311)

– other bonds		(12,017)	(11,930)	(17,373)	(20,746)

– bank loans and overdrafts		(447)	(447)	(550)	(550)

– commercial paper in a designated hedging relationship		(443)	(443)	(252)	(252)

– other commercial paper		(748)	(748)	–	–

– other borrowings		(2)	(2)	(1)	(1)

Total borrowings excluding lease liabilities	f	(19,979)	(19,605)	(23,158)	(26,860)

Trade and other payables	c	(14,065)	(14,065)	(15,431)	(15,431)

Other provisions	d	(63)	(63)	(113)	(113)

Other non-current liabilities	c	(84)	(84)	(52)	(52)

Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):

Contingent consideration liabilities	a,c	(7,068)	(7,068)	(6,076)	(6,076)

Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	(77)	(77)	(171)	(171)

Derivatives designated and effective as hedging instruments (fair value movements through Other comprehensive income)	a,d,e	(106)	(106)	(57)	(57)

Total financial liabilities excluding lease liabilities		(41,442)	(41,068)	(45,058)	(48,760)

Net financial assets and financial liabilities excluding lease liabilities		(25,708)	(25,334)	(31,515)	(35,217)

Summary of Fair Value of Financial Instruments

At 31 December 2022	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

Financial assets at fair value

Financial assets measured at fair value through other comprehensive income (FVTOCI):

Other investments designated at FVTOCI	823	–	330	1,153

Trade and other receivables	–	2,327	–	2,327

Financial assets mandatorily measured at fair value through profit or loss (FVTPL):

Current equity investments and Other investments	4,087	–	314	4,401

Other non-current assets	–	–	13	13

Trade and other receivables	–	50	–	50

Held for trading derivatives that are not in a designated and effective hedging relationship	–	165	–	165

Cash and cash equivalents	2,399	–	–	2,399

Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	25	–	25

	7,309	2,567	657	10,533

Financial liabilities at fair value

Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):

Contingent consideration liabilities	–	–	(7,068)	(7,068)

Held for trading derivatives that are not in a designated and effective hedging relationship	–	(77)	–	(77)

Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	(106)	–	(106)

	–	(183)	(7,068)	(7,251)

At 31 December 2021	Level 1 £m	Level 2 £m	Level 3 £m	Total £m

Financial assets at fair value

Financial assets measured at fair value through other comprehensive income (FVTOCI):

Other investments designated at FVTOCI	1,736	–	191	1,927

Trade and other receivables	–	1,943	–	1,943

Financial assets mandatorily measured at fair value through profit or loss (FVTPL):

Other investments	–	–	199	199

Other non-current assets	–	–	23	23

Trade and other receivables	–	59	–	59

Held for trading derivatives that are not in a designated and effective hedging relationship	–	77	6	83

Cash and cash equivalents	1,449	–	–	1,449

Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	123	–	123

	3,185	2,202	419	5,806

Financial liabilities at fair value

Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):

Contingent consideration liabilities	–	–	(6,076)	(6,076)

Held for trading derivatives that are not in a designated and effective hedging relationship	–	(171)	–	(171)

Derivatives designated and effective as hedging instruments (fair value movements through OCI)	–	(57)	–	(57)

	–	(228)	(6,076)	(6,304)

Reconciliation of financial instruments with Trade and other receivables and Other non-current assets

						2022						2021
	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m

Trade and other receivables (Note 26)	50	2,327	3,789	6,166	887	7,053	59	1,943	4,830	6,832	1,028	7,860

Other non-current assets (Note 24)	13	–	21	34	1,160	1,194	23	–	21	44	1,632	1,676

	63	2,327	3,810	6,200	2,047	8,247	82	1,943	4,851	6,876	2,660	9,536

Reconciliation of Financial Instruments Within Trade and Other Payables, Other Provisions, Other Non-current Liabilities and Contingent Consideration Liabilities

					2022					2021

	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m

Trade and other payables (Note 29)	–	(14,065)	(14,065)	(2,198)	(16,263)	–	(15,431)	(15,431)	(2,123)	(17,554)

Other provisions (Note 32)	–	(63)	(63)	(1,121)	(1,184)	–	(113)	(113)	(1,358)	(1,471)

Contingent consideration liabilities (Note 33)	(7,068)	–	(7,068)	–	(7,068)	(6,076)	–	(6,076)	–	(6,076)

Other non-current liabilities (Note 34)	–	(84)	(84)	(815)	(899)	–	(52)	(52)	(869)	(921)

	(7,068)	(14,212)	(21,280)	(4,134)	(25,414)	(6,076)	(15,596)	(21,672)	(4,350)	(26,022)

Summary of Fair Values of Derivatives Held

		2022 Fair value		2021 Fair value

	Assets £m	Liabilities £m	Assets £m	Liabilities £m

Non-current

Cash flow hedges – Interest rate swap contracts (principal amount – £nil (2021: £1,996 million))	–	–	12	(1)

Current

Cash flow hedges – Foreign exchange contracts (principal amount – £167 million (2021: £160 million))	5	–	–	(3)

Net investment hedges – Foreign exchange contracts (principal amount – £7,197 million (2021: £5,469 million))	20	(106)	111	(53)

Derivatives designated and effective as hedging instruments	25	(106)	123	(57)

Non-current

Embedded and other derivatives	–	–	6	–

Current

Foreign exchange contracts (principal amount – £5,908 million (2021: £9,728 million))	163	(76)	77	(169)

Embedded and other derivatives	2	(1)	–	(2)

Derivatives classified as held for trading	165	(77)	83	(171)

Total derivative instruments	190	(183)	206	(228)

Summary of Debt Interest Rate Repricing
The following table sets out the exposure of the Group to interest rates on debt, including commercial paper. The maturity analysis of fixed rate debt is stated by contractual maturity and of floating rate debt by interest rate repricing dates. For the purpose of this table, debt is defined as all classes of borrowings other than lease liabilities.

	2022	2021
	Total debt £m	Total £m

Floating and fixed rate debt less than one year	(3,785)	(3,398)

Between one and two years	(1,714)	(4,030)

Between two and three years	(1,490)	(1,576)

Between three and four years	(1,505)	(1,365)

Between four and five years	(748)	(1,425)

Between five and ten years	(4,736)	(4,411)

Greater than ten years	(6,001)	(6,953)

Total	(19,979)	(23,158)

Original issuance profile:

Fixed rate interest	(18,355)	(22,355)

Floating rate interest	(1,624)	(803)
	(19,979)	(23,158)

Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

								2022

		Amount reclassified to profit or loss					Amount reclassified to balance sheet
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included	Due to hedged item affecting balance sheet £m	Line item in balance sheet in which reclassification adjustment is included

Cash flow hedges

Variability in cash flows from a highly probable forecast transaction	(5)	–	Finance income or expense	–	–	–	8	Intangible assets

Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	4	–	Finance income or expense	–	(2)	Finance income or expense	–	–

Net investment hedges

Net investment in foreign operations	(617)	–	Finance income or expense	–	194	Discontinued operations (1)	–	–

								2021

		Amount reclassified to profit or loss					Amount reclassified to balance sheet
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included	Due to hedged item affecting balance sheet £m	Line item in balance sheet in which reclassification adjustment is included

Cash flow hedges

Variability in cash flows from a highly probable forecast transaction	7	–	Other operating income/ (expense)	–	(7)	Other operating income/ (expense)	–	–

Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	(1)	–	Finance income or expense	–	–	Finance income or expense	–	–

Net investment hedges

Net investment in foreign operations	1,117	–	Finance income or expense	–	(7)	Finance income or expense	–	–

(1)	Reclassified to the Consolidated income statement on demerger of the Consumer Healthcare business

Summary of Offsetting of Financial Assets and Liabilities

At 31 December 2022	Gross financial assets/ (liabilities) £m	Gross financial (liabilities)/ assets set off £m	Net financial assets/ (liabilities) per balance sheet £m	Related amounts not set off in the balance sheet £m	Net £m

Financial assets

Trade and other receivables	6,166	–	6,166	–	6,166

Derivative financial instruments	190	–	190	(163)	27

Financial liabilities

Trade and other payables	(14,065)	–	(14,065)	–	(14,065)

Derivative financial instruments	(183)	–	(183)	163	(20)

At 31 December 2021	Gross financial assets/ (liabilities) £m	Financial (liabilities)/ assets offset £m	Net financial assets/ (liabilities) £m	Related amounts not offset £m	Net balance £m

Financial assets

Trade and other receivables	6,851	(19)	6,832	(3)	6,829

Derivative financial instruments	206	–	206	(192)	14

Financial liabilities

Trade and other payables	(15,450)	19	(15,431)	3	(15,428)

Derivative financial instruments	(228)	–	(228)	192	(36)

Foreign exchange sensitivity impact on equity

	2022	2021
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m

10 cent appreciation of the Euro	(1,290)	(964)

15 cent appreciation in Euro	(2,034)	(1,515)

	2022	2021
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m

10 cent depreciation of the Euro	1,080	814

15 cent depreciation of the Euro	1,557	1,176

Summary of Anticipated Contractual Cash Flows Including Interest Payable for the Non-Derivative Financial Liabilities on Undiscounted Basis

At 31 December 2022	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m

Due in less than one year	(3,786)	(594)	(167)	(25)	(15,362)	(19,934)

Between one and two years	(1,717)	(570)	(201)	(22)	(1,097)	(3,607)

Between two and three years	(1,496)	(531)	(127)	(19)	(1,034)	(3,207)

Between three and four years	(1,508)	(489)	(97)	(15)	(1,277)	(3,386)

Between four and five years	(751)	(472)	(80)	(13)	(1,008)	(2,324)

Between five and ten years	(4,765)	(1,810)	(201)	(41)	(2,641)	(9,458)

Greater than ten years	(6,063)	(1,856)	(135)	(11)	(1,134)	(9,199)

Gross contractual cash flows	(20,086)	(6,322)	(1,008)	(146)	(23,553)	(51,115)

At 31 December 2021	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m

Due in less than one year	(3,399)	(686)	(203)	(25)	(16,432)	(20,745)

Between one and two years	(4,042)	(620)	(185)	(22)	(935)	(5,804)

Between two and three years	(1,582)	(574)	(120)	(19)	(893)	(3,188)

Between three and four years	(1,372)	(538)	(93)	(16)	(919)	(2,938)

Between four and five years	(1,428)	(500)	(73)	(14)	(924)	(2,939)

Between five and ten years	(4,440)	(2,046)	(205)	(44)	(2,703)	(9,438)

Greater than ten years	(7,033)	(2,639)	(136)	(13)	(1,571)	(11,392)

Gross contractual cash flows	(23,296)	(7,603)	(1,015)	(153)	(24,377)	(56,444)

Summary of Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows

	2022				2021

	Gross cash inflows		Gross cash outflows		Gross cash inflows		Gross cash outflows
	Forward starting interest rate swaps £m	Foreign exchange forward contracts and swaps £m	Forward starting interest rate swaps £m	Foreign exchange forward contracts and swaps £m	Forward starting interest rate swaps £m	Foreign exchange forward contracts and swaps £m	Forward starting interest rate swaps £m	Foreign exchange forward contracts and swaps £m

Less than one year	–	24,418	–	(24,410)	–	41,252	(13)	(41,290)

Between one and two years	–	–	–	–	12	–	(26)	–

Between two and three years	–	–	–	–	24	–	(26)	–

Between three and four years	–	–	–	–	28	–	(26)	–

Between four and five years	–	–	–	–	28	–	(26)	–

Greater than five years	–	–	–	–	259	–	(220)	–

Gross contractual cash flows	–	24,418	–	(24,410)	351	41,252	(337)	(41,290)

Interest rate risk [member]
Statement [LineItems]
Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

	2022

				Amount reclassified to profit or loss

	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Due to hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included

Cash flow hedges

Pre-hedging of long-term interest rates:			Finance income or expense			Finance income or expense
Matured in the past	(23)	–		–	3

						2021

				Amount reclassified to profit or loss

	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Due to hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included

Cash flow hedges

Variability in cash flows	(11)	–	Finance	–	17	Finance
			income or			income or
			expense			expense

Pre-hedging of long-term interest rates:

Matured in the past	–	–	Finance income or expense	–	2	Finance income or expense
5-10 years	4	–		–	–
10-30 years	3	–		–	–

>30 years	4	–		–	–

Sensitivity Analysis for Each Type of Market Risk

	2022	2021
Income statement impact of interest rate movements	Increase/(decrease) in income £m	Increase/(decrease) in income £m

1% (100 basis points) increase in Sterling interest rates	36	(25)

1.5% (150 basis points) increase in Sterling interest rates	55	(38)

1% (100 basis points) increase in US Dollar interest rates	(34)	11

1.5% (150 basis points) increase in US Dollar interest rates	(51)	17

1% (100 basis points) increase in Euro interest rates	(13)	3

1.5% (150 basis points) increase in Euro interest rates	(19)	5

Currency risk [member]
Statement [LineItems]
Foreign exchange sensitivity impact on income statement

	2022	2021
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m

10 cent appreciation of the US Dollar	99	5

15 cent appreciation of the US Dollar	155	8

10 cent appreciation of the Euro	(7)	(26)

15 cent appreciation of the Euro	(12)	(41)

10 yen appreciation of the Yen	–	–

15 yen appreciation of the Yen	(1)	–

	2022	2021
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m

10 cent depreciation of the US Dollar	(84)	(4)

15 cent depreciation of the US Dollar	(121)	(6)

10 cent depreciation of the Euro	6	22

15 cent depreciation of the Euro	9	32

10 yen depreciation of the Yen	–	–

15 yen depreciation of the Yen	–	–

Sensitivity Analysis for Each Type of Market Risk
The tables below present the Group’s sensitivity to a weakening and strengthening of Sterling against the relevant currency based on the composition of net debt as shown in Note 30 adjusted for the effects of foreign exchange derivatives that are not part of net debt but affect future foreign currency cash flows.

	2022	2021
Impact of foreign exchange movements on net debt	(Increase)/decrease in net debt £m	(Increase)/decrease in net debt £m

10 cent appreciation of the US Dollar	(999)	(767)

15 cent appreciation of the US Dollar	(1,570)	(1,199)

10 cent appreciation of the Euro	11	444

15 cent appreciation of the Euro	17	698

10 yen appreciation of the Yen	13	17

15 yen appreciation of the Yen	20	26

	2022	2021
Impact of foreign exchange movements on net debt	(Increase)/decrease in net debt £m	(Increase)/decrease in net debt £m

10 cent depreciation of the US Dollar	846	661

15 cent depreciation of the US Dollar	1,222	959

10 cent depreciation of the Euro	(9)	(375)

15 cent depreciation of the Euro	(13)	(542)

10 yen depreciation of the Yen	(12)	(15)

15 yen depreciation of the Yen	(17)	(21)

Level 3 [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Movements in the year for financial instruments measured using Level 3 valuation methods are presented below:

	2022 £m	2021 £m

At 1 January	(5,657)	(5,064)

Exchange adjustments	46	4

Net losses recognised in the income statement	(1,627)	(1,024)

Net gains recognised in other comprehensive income	91	185

Contingent consideration related to business acquisitions in the period	(482)	–

Settlement of contingent consideration liabilities	1,137	856

Additions	97	99

Disposals and settlements	(16)	(19)

Transfers from Level 3	–	(694)

At 31 December	(6,411)	(5,657)

Interest rate swap contract [member]
Statement [LineItems]
Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items	The following tables provide information regarding interest rate swap and forward starting interest rate swap contracts outstanding and the related hedged items at 31 December 2021. There were no such swaps at 31 December 2022. Interest rate swap contract assets and liabilities are presented in the line ‘Derivative financial instruments’ (either as assets or liabilities) on the Consolidated balance sheet.

			2021

			Change in
			fair value for
	Average	Notional	recognising	Fair value
	contracted	principal	hedge	assets/
	fixed rate	value	ineffectiveness	(liabilities)
Hedging instruments	%	£m	£m	£m

5-10 years	1.1038	668	4	4

10-30 years	1.3385	935	3	3

More than 30 years	1.4515	393	4	4

2021

Balance in
	Change in	cash flow
	value used for	hedge reserve
	calculating	for continuing
	hedge	hedges
	ineffectiveness	after tax
Hedged items	£m	£m

Pre-hedging of long-term interest rate	(11)	(8)

Foreign Exchange Forward Contracts and Swaps [member]
Statement [LineItems]
Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items

	2022

Hedging instruments	Average exchange rate	Foreign currency	Notional value £m	Carrying value £m	Periodic change in value for calculating hedge ineffectiveness £m

Cash flow hedges

Foreign exchange contracts

Buy foreign currency:

Less than 3 months	1.23	USD	100	2	2

3 to 6 months	1.16	EUR	50	2	2

Over 6 months	1.15	EUR	24	1	1

Sell foreign currency

Less than 3 months	1.14	EUR	(7)	–	–

			167	5	5

					2022

Hedging instruments	Average exchange rate	Foreign currency	Notional value £m	Carrying value £m	Periodic change in value for calculating hedge ineffectiveness £m

Net investment hedges

Foreign exchange contracts

Sell foreign currency:

Less than 3 months	1.14	EUR	6,559	(103)	(317)

	160.90	JPY	194	(3)	(9)

Over 6 months	1.57	CAD	270	18	15

	1.59	SGD	174	2	1

Borrowings

Less than 3 months		EUR	293	(293)	(4)

3 to 6 months		EUR	150	(150)	(3)

Over 6 months		EUR	6,341	(6,322)	(300)

			13,981	(6,851)	(617)

			2022

Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m	Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied £m

Cash flow hedges

Variability in cash flows from a highly probable forecast transaction	(2)	2	–

Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	(3)	2	–

Net investment hedges

Net investment in foreign operations	617	(1,120)	–

					2021

Hedging instruments	Average exchange rate	Foreign currency	Notional value £m	Carrying value £m	Periodic change in value for calculating hedge ineffectiveness £m

Cash flow hedges

Foreign exchange contracts

Buy foreign currency:

Less than 3 months	1.32	USD	89	(2)	–

3 to 6 months	1.17	EUR	48	(1)	(1)

Over 6 months	1.17	EUR	23	–	–

			160	(3)	(1)

					2021

Hedging instruments	Average exchange rate	Foreign currency	Notional value £m	Carrying value £m	Periodic change in value for calculating hedge ineffectiveness £m

Net investment hedges

Foreign exchange contracts

Sell foreign currency:

Less than 3 months	1.18	EUR	5,348	58	578

		SGD	–	–	55

	155.19	JPY	121	–	15

Borrowings

Less than 3 months		EUR	252	(252)	11

Over 6 months		EUR	4,998	(4,982)	459

			10,719	(5,176)	1,118

	2021

Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m

Cash flow hedges

Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	1	(1)

Net investment hedges

Net investment in foreign operations	(1,117)	(873)